SHARE-BASED COMPENSATION - Summary of Allocated Share-based Compensation Expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	¥ 38,490,513	$ 5,421,275	¥ 158,522,520	¥ 87,634,835
Cost of revenue
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	2,187,338	308,080	4,160,056	4,927,484
Sales and marketing
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	7,715,989	1,086,774	14,691,410	15,311,101
General and administrative
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	26,831,755	3,779,174	135,888,877	63,035,444
Research and development
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	¥ 1,755,431	$ 247,247	¥ 3,782,177	¥ 4,360,806